Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments
Amortized cost and fair values

The following tables present cost or amortized cost and fair values of investments as of September 30, 2020 and December 31, 2019 ($ in millions):

	Cost or	Gross Unrealized		Fair
	Amortized Cost	Gains	Losses	Value
September 30, 2020
U.S. Government obligations	$6.5	$0.2	$—	$6.7
Total	$6.5	$0.2	$—	$6.7

December 31, 2019
U.S. Government obligations	$5.8	$0.1	$—	$5.9
Total	$5.8	$0.1	$—	$5.9

The following tables present cost or amortized cost and fair values of investments at December 31, 2018 and 2019, respectively ($ in millions):

	Cost or	Gross
	Amortized	Unrealized		Fair
	Cost	Gains	Losses	Value
December 31, 2018
U.S. Government obligations	$3.2	$—	$—	$3.2
Total	$3.2	$—	$—	$3.2
December 31, 2019
U.S. Government obligations	$5.8	$0.1	$—	$5.9
Total	$5.8	$0.1	$—	$5.9

Contractual maturities of bonds

The following table presents the cost or amortized cost and estimated fair value of bonds as of September 30, 2020 by contractual maturity ($ in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	As of
	September 30, 2020
	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$0.1	$0.1
Due after one year through five years	6.4	6.6
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$6.5	$6.7

The following table presents the cost or amortized cost and estimated fair value of bonds as of December 31, 2019 by contractual maturity ($ in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2019
	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$2.3	$2.3
Due after one year through five years	3.5	3.6
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$5.8	$5.9

Aging of gross unrealized losses

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
U.S. Government obligations	$0.2	$—	$2.2	$—	$2.4	$—
Total	$0.2	$—	$2.2	$—	$2.4	$—

The following tables present the gross unrealized losses and related fair values for the Company’s available-for-sale bond securities, grouped by duration of time in a continuous unrealized loss position, as of December 31, 2018 and 2019 ($ in millions):

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2018
U.S. Government obligations	$—	$—	$3.2	$—	$3.2	$—
Total	$—	$—	$3.2	$—	$3.2	$—
December 31, 2019
U.S. Government obligations	$0.2	$—	$2.2	$—	$2.4	$—
Total	$0.2	$—	$2.2	$—	$2.4	$—

Schedule of carrying value of bonds deposited

	December 31,
U.S. State	2018	2019
New York	$1.6	$2.1
Washington	—	1.1
Colorado	—	1.1
North Carolina	0.3	0.3
New Mexico	0.3	0.3
Virginia	0.3	0.3
Nevada	0.2	0.2
Arkansas	0.1	0.1
Massachusetts	—	0.1
Total	$2.8	$5.6

Net investment income

An analysis of net investment income follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Interest on cash and cash equivalents	$0.1	$0.9	$0.9	$1.7
Bonds	0.1	0.1	0.1	0.1
Short-term investments	—	0.1	0.3	0.3
Total net investment income	$0.2	$1.1	$1.3	$2.1

An analysis of net investment income follows ($ in millions):

	December 31,
	2018	2019
Interest on cash and cash equivalents	$1.0	$2.8
Bonds	0.1	0.1
Short‑term investments	0.2	0.5
Net investment income	$1.3	$3.4